Penn Series Funds, Inc.
Schedule of Investments — March 31, 2023 (Unaudited)
Aggressive Allocation Fund
	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 64.4%
Penn Series Flexibly Managed Fund*	39,842	$3,394,505
Penn Series Index 500 Fund*	379,382	13,798,124
Penn Series Large Cap Growth Fund*	17,256	577,569
Penn Series Large Cap Value Fund*	83,068	3,385,008
Penn Series Large Core Value Fund*	123,131	3,398,410
Penn Series Large Growth Stock Fund*	9,983	585,019
Penn Series Mid Cap Growth Fund*	32,787	1,154,750
Penn Series Mid Cap Value Fund*	43,625	1,139,500
Penn Series Mid Core Value Fund*	84,324	2,832,442
Penn Series Real Estate Securities Fund*	57,640	1,656,000
Penn Series Small Cap Growth Fund*	20,631	1,150,170
Penn Series Small Cap Index Fund*	60,513	1,686,500
Penn Series SMID Cap Growth Fund*	26,600	1,145,944
Penn Series SMID Cap Value Fund*	34,122	1,142,737
TOTAL AFFILIATED EQUITY FUNDS (Cost $31,184,460)		37,046,678

AFFILIATED FIXED INCOME FUNDS — 7.6%
Penn Series Limited Maturity Bond Fund*	125,201	1,635,115
Penn Series Quality Bond Fund*	177,845	2,735,258
TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $4,366,529)		4,370,373

AFFILIATED INTERNATIONAL EQUITY FUNDS — 27.3%
Penn Series Developed International Index Fund*	323,335	5,231,568
Penn Series Emerging Markets Equity Fund*	313,994	3,450,796
Penn Series International Equity Fund*	186,295	7,012,130
TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $14,298,050)		15,694,494

SHORT-TERM INVESTMENTS — 0.7%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.717%) (Cost $391,046)	391,046	391,046
TOTAL INVESTMENTS — 100.0% (Cost $50,240,085)		$57,502,591
Other Assets & Liabilities — (0.0)%		(10,017)
TOTAL NET ASSETS — 100.0%		$57,492,574

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
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